Cash and Restricted Cash (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Flow-through share liability [text block]
Cash	$ 15,361	$ 660
Restricted cash	165	115
Cash and restricted cash	$ 15,526	$ 775